As filed with the Securities and Exchange Commission on March 10, 2004

                                                   1933 Act File No. 333-71722
                                                   1940 Act File No. 811-10541

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                 FORM N-2MEF
                       (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [X] Post-Effective Amendment No. 11
                                    and/or
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 12

                  OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
                  -----------------------------------------
               (Exact Name of Registrant Specified in Charter)

  Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
  -------------------------------------------------------------------------
                                  10281-1008
                                  ----------
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                    Code)

                                1-800-858-9826
                                --------------
             (Registrant's Telephone Number, Including Area Code)

                              Dina C. Lee, Esq.
                            OppenheimerFunds, Inc.
  Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
  -------------------------------------------------------------------------
                                  10281-1008
                                  ----------
   (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[X] This  form is filed to  register  additional  securities  for an  offering pursuant  to Rule  462(b)  under the  Securities  Act and the  Securities  Act registration  statement number of the earlier effective registration statement for the same offering is 333-71716,  and shall be effective  immediately  upon filing pursuant to paragraph (b) of Rule 462.
[   ] when declared effective pursuant to section 8(c), or as follows:
(the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities
Act of 1933)
[    ] immediately upon filing pursuant to paragraph (b)
[    ] on _____________ pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)
[    ] on _____________ pursuant to paragraph (a) of Rule 486.
[ ] This  post-effective  amendment  designates  a new  effective  date  for a previously-filed registration statement.

         CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

--------------------------------------------------------------------------------------
                                            Proposed    Proposed
Title          of Amount Being Post-EffectivMaximum     Maximum          Amount of
Securities        Registered    Amendment   Price       Aggregate        Registration
Being Registered                   No.      Per Unit    Offering Price   Fee
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited           $50,000,000       -         $1,000      $50,000,000     $4,600(2)
Liability
Company
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       1         $1,015      $10,000,000      $920(2)
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       4         $1,052      $10,000,000      $920(2)
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       7         $1,060      $10,000,000      $920(2)
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       8         $1,060      $10,000,000      $920(2)
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited
Liability
Company           $10,000,000       10        $1,075      $10,000,000     $1,267(2)
Interests (1)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Limited           $10,000,000       11        $1,148      $10,000,000     $1,267(4)
Liability
Company
Interests (3)
--------------------------------------------------------------------------------------

(1)   Previously  registered  and  carried  forward  under  this  Registration
   Statement.
(2)   Registration fee previously paid.
(3)   Currently being registered.
(4)   Registration fee previously paid.

The  Registrant's  Prospectus  and Statement of Additional  Information  dated
September 4, 2003,  as filed with the  Securities  and Exchange  Commission on
Form N-2 on August 22, 2003 (File Nos.  333-71722  and  811-10541)  are hereby incorporated by reference.

                                 FORM N-2MEF

                  OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

                                  SIGNATURES

         Pursuant to the  requirements  of the  Securities Act of 1933 and the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this registration  statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the City of New York, and State of New York, on
the 10th day of March 2004.

                  OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

                            By: /s/ John V. Murphy
                         ---------------------------
                             Name: John V. Murphy
                               Title: President

         Pursuant  to  requirements  of  the  Securities  Act  of  1933,  this registration  statement  has  been  signed  by the  following  persons  in the capacities indicated.

Signatures                          Title                                 Date
-------------                     ---------                             -------

/s/ John V. Murphy *           President,
--------------------------     Principal Executive
John V. Murphy                 Officer, Trustee                  March 10, 2004

/s/ Ronald J. Abdow *
---------------------------    Trustee                           March 10, 2004
Ronald J. Abdow

/s/ Eustis Walcott *
---------------------------    Trustee                           March 10, 2004
Eustis Walcott

/s/ Joseph M. Wikler *
---------------------------    Trustee                           March 10, 2004
 Joseph M. Wikler

/s/ Peter I. Wold *
---------------------------    Trustee                           March 10, 2004
Peter I. Wold

/s/ Brian W. Wixted*
--------------------------     Treasurer &                   March 10, 2004
Brian W. Wixted                Principal Accounting Officer

* By: /s/ Robert G. Zack
      ------------------
 Robert G. Zack, Attorney-In-Fact